OTHER CURRENT LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Current Liabilities Tables
Schedule of Other Current Liabilities
Other current liabilities consist of the following:
	June 30, 2013	December 31, 2012
Accrued offering costs	$500,000	$-0-
Accrued payroll and commission costs	228,877	397,210
Accrued vacation costs	263,851	114,899
Accrued professional fees	120,250	90,000
Allowance for coupons and returns	86,540	53,002
Other accrued expenses	93,853	29,400
Dividends payable(1)	41,359	41,359
TOTAL OTHER CURRENT LIABILITIES	$1,334,730	$725,870
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(1) In June 2008, the Company declared and paid a special dividend of $0.40 per share of common stock to all stockholders of record as of June 10, 2008.  This amount reflects unclaimed dividends by certain stockholders.

Other current liabilities consist of the following:

	December 31,
	2012	2011
Accrued payroll	$285,210	$295,915
Accrued vacation	114,899	68,438
Accrued commission	112,000	-0-
Accrued legal and accounting expense	90,000	15,010
Allowance for coupons and returns	53,002	-0-
Dividends payable(1)	41,359	41,359
Other accrued expenses	29,400	45,025
TOTAL OTHER CURRENT LIABILITIES	$725,870	$465,747